Income taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating loss carryforwards
Receivable for operating loss carryforwards sold under the Transfer program		$ 2,305,576
U.S. federal income tax rate (as a percent)	34.00%	34.00%
Unrecognized income tax benefits	0
State
Operating loss carryforwards
Net operating loss carryforwards sold under the Technology Business Tax Certificate Transfer Program		$ 28,463,900